GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Going Concern [Line Items]
Net loss	$ (838,894)	$ (783,300)	$ (3,412,754)	$ (829,564)
Net Cash Used In Operating Activities	627,235	$ 99,810	1,426,479	226,442
Stockholders Equity	(3,182,344)		(3,053,516)	(1,408,314)	$ (792,476)
Working Capital Deficit	3,187,551		3,058,694
Retained Earnings (Accumulated Deficit)	$ (21,804,565)		$ (20,965,671)	$ (17,552,917)